SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 113,825	$ 117,063	$ 211,944	$ 217,746
Short-term investments	94,721	129,619
Prepaid expenses and other current assets	14,813	16,642
Total current assets	229,654	272,094
Total assets	278,949	331,618
Current liabilities:
Accrued expenses and other current liabilities	32,473	35,275
Deferred income-current	550	347
Total current liabilities	144,548	148,876
Deferred income-noncurrent		260
Total liabilities	168,235	179,119
Equity
Ordinary shares	13	14
Treasury stock, at cost	(16,124)	(16,124)
Additional paid-in capital	125,205	157,149
Accumulated other comprehensive income	588	215
Total Xueda Education Group shareholders' equity	110,793	152,387
Total liabilities and equity	278,949	331,618
Parent Company
Current assets:
Cash and cash equivalents	12,395	12,626	140,965	154,055
Short-term investments	35,742	68,553
Prepaid expenses and other current assets	1,344	4,181
Amounts due from subsidiaries	36,884	41,453
Total current assets	86,365	126,813
Investment in subsidiary	17,526	19,387
Other Long-term Investments	7,504	6,850
Total assets	111,395	153,050
Current liabilities:
Accrued expenses and other current liabilities	52	56
Deferred income-current	550	347
Total current liabilities	602	403
Deferred income-noncurrent		260
Total liabilities	602	663
Equity
Ordinary shares	13	14
Treasury stock, at cost	(16,124)	(16,124)
Additional paid-in capital	125,205	157,149
Retained earnings	1,111	11,133
Accumulated other comprehensive income	588	215
Total Xueda Education Group shareholders' equity	110,793	152,387
Total liabilities and equity	$ 111,395	$ 153,050